October 26, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

Re: Proxy Materials for

Putnam High Income Securities Fund (Securities Act Registration no. 33-13858; Investment Company Act File no. 811-05133)

Putnam Master Intermediate Income Trust (Securities Act Registration no. 33-20610; Investment Company Act File no. 811-05498)

Putnam Premier Income Trust (Securities Act Registration no. 33-19648; Investment Company Act File no. 811-05452)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a regular meeting of shareholders of the registrants identified above to be held on January 11, 2007.

Definitive materials are expected to be mailed to shareholders on or about November 20, 2006.

Comments on the above-referenced filing can be directed to James Clark of this office at (617) 760-8939.

Very truly yours,

/s/ Karen Ferguson
Karen Ferguson
Legal Product Specialist

cc: James F. Clark, Esq.
George B. Raine, Esq.
Laurie Grossman
J Scott-Harris